Trade and other receivables - Additional Information (Details) - COP ($) $ in Billions		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Fuel Price stabilization fund
Trade and other receivables
Payment made by the ministry of finance	$ 7,658
ISA
Trade and other receivables
Gross accounts receivable	2,237	$ 2,237	$ 2,194
Provision for expected losses, included in provision line for expected credit losses	352	352	368
Net book value of accounts receivable included in others	1,885	1,885	$ 1,826
Ecopetrol | Fuel Price stabilization fund
Trade and other receivables
Payment made by the ministry of finance	5,997
Refineria de Cartagena | Fuel Price stabilization fund
Trade and other receivables
Payment made by the ministry of finance	$ 1,661
Interconexion Electrica S.A
Trade and other receivables
Allowance for expected credit losses		$ 314